Statements of Operations (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	May 31, 2012	May 31, 2011	Aug. 31, 2010	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2011	May 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Compensation	1,500	1,500	150	4,500	4,500	6,000	6,150	10,650
Professional fees	2,472	24,552	350	15,151	38,619	41,969	42,319	57,470
General and administrative expenses	384	231	44	646	445	1,312	1,356	2,002
Total operating expenses	4,356	26,283	544	20,297	43,564	49,281	49,825	70,122
Loss before taxes	(4,356)	(26,283)	(544)	(20,297)	(43,564)	(49,281)	(49,825)	(70,122)
Income tax provision	0	0	0	0	0	0	0	0
Net loss	$ (4,356)	$ (26,283)	$ (544)	$ (20,297)	$ (43,564)	$ (49,281)	$ (49,825)	$ (70,122)
Net loss per common share:
- Basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Weighted average common shares outstanding
- basic and diluted	2,343,800	2,343,800	1,667,212	2,343,800	2,343,800	2,343,800